SHARE-BASED COMPENSATION - Summary of Share Options Vested and Expected to Vest (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
2006 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 1.01
Range of exercise prices per share, maximum	$ 5.06
Number of Share Options | shares	11,657,403
Weighted-Average Exercise Price per Share	$ 1.61
Weighted-Average Remaining Contractual Term	3 years 6 months 29 days
Aggregate Intrinsic Value | $	$ 46,548
2011 Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 4.70
Range of exercise prices per share, maximum	$ 8.42
Number of Share Options | shares	2,294,499
Weighted-Average Exercise Price per Share	$ 6.00
Weighted-Average Remaining Contractual Term	6 years 7 months 21 days
Aggregate Intrinsic Value | $	$ 1,350
2011 Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 7.48
Range of exercise prices per share, maximum	$ 12.98
Number of Share Options | shares	3,978,468
Weighted-Average Exercise Price per Share	$ 9.12
Weighted-Average Remaining Contractual Term	8 years 9 months 15 days
Aggregate Intrinsic Value | $	$ 0
MCP Share Incentive Plan [Member] | Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 0.18
Range of exercise prices per share, maximum	$ 0.28
Number of Share Options | shares	75,194,658
Weighted-Average Exercise Price per Share	$ 0.18
Weighted-Average Remaining Contractual Term	7 years 6 months 11 days
Aggregate Intrinsic Value | $	$ 0
MCP Share Incentive Plan [Member] | Expected to Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise prices per share, minimum	$ 0.07
Range of exercise prices per share, maximum	$ 0.28
Number of Share Options | shares	49,515,974
Weighted-Average Exercise Price per Share	$ 0.17
Weighted-Average Remaining Contractual Term	7 years 11 months 5 days
Aggregate Intrinsic Value | $	$ 0